Leases, Right-of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Operating lease right-of-use assets, net	[1]	$ 43,724	$ 0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Operating lease right-of-use assets, net
Finance lease right-of-use assets, net (included in property and equipment, net)		$ 1,998
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property and equipment, net
Total right-of-use assets		$ 45,722
Current [Abstract]
Current portion of operating lease liabilities	[2]	$ 9,177	0
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Current portion of operating lease liabilities
Current portion of finance lease liabilities (included in accrued other)		$ 425	0
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued other
Total current lease liabilities		$ 9,602
Long-term [Abstract]
Long-term operating lease liabilities	[3]	$ 37,224	$ 0
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Long-term operating lease liabilities
Long-term finance lease liabilities (included in other long-term liabilities)		$ 1,619
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other long-term liabilities
Total lease liabilities		$ 48,445

[1]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[2]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[3]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022